                                                                             UNITED STATES

                                                        SECURITIES AND EXCHANGE COMMISSION

                                                                    WASHINGTON, D.C. 20549

                                                                                 FORM N-PX

                                                      ANNUAL REPORT OF PROXY VOTING RECORD

                                                                                        OF

                                                REGISTERED MANAGEMENT INVESTMENT COMPANIES

  INVESTMENT COMPANY ACT FILE NUMBER:                    811-4627

  NAME OF REGISTRANT:                                                    VANGUARD CONVERTIBLE SECURITIES FUND

  ADDRESS OF REGISTRANT:                                              PO BOX 2600, VALLEY FORGE, PA 19482

  NAME AND ADDRESS OF AGENT FOR SERVICE:              HEIDI STAM

                                                                                           PO BOX 876

                                                                                           VALLEY FORGE, PA 19482

  REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:    (610) 669-1000

  DATE OF FISCAL YEAR END:                                          NOVEMBER 30

  DATE OF REPORTING PERIOD:                                        JULY 1, 2011 - JUNE 30, 2012

  FUND:    VANGUARD CONVERTIBLE SECURITIES FUND

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  ISSUER:                Atos

  TICKER:                ATO                                   CUSIP:    F06116AC5

  MEETING DATE:   5/25/2012                                                                                                             FOR/AGAINST

  PROPOSAL:                                                                             PROPOSED BY   VOTED?    VOTE CAST          MGMT

PROPOSAL #1: APPROVE CHANGE OF CORPORATE FORM TO                ISSUER              NO               N/A                   N/A

SOCIETAS EUROPAEA (SE)

PROPOSAL #2: ELECT FRANCK BAFFERT AS REPRESENTATIVE          ISSUER              NO               N/A                   N/A

OF THE MASSE OF BONDHOLDERS

PROPOSAL #3: ELECT SYLVAIN THOMAZO AS FIRST ALTERNATE        ISSUER              NO               N/A                   N/A

 REPRESENTATIVE OF THE MASSE OF BONDHOLDERS

PROPOSAL #4: ELECT SANDRINE D' HAUSSY AS SECOND                 ISSUER              NO               N/A                   N/A

ALTERNATE REPRESENTATIVE OF THE MASSE OF BONDHOLDERS

PROPOSAL #5: DESIGNATE LOCATION TO KEEP PRESENCE                ISSUER              NO               N/A                   N/A

SHEET AND MINUTES OF MEETING

PROPOSAL #6: AUTHORIZE FILING OF REQUIRED                            ISSUER              NO               N/A                   N/A

DOCUMENTS/OTHER FORMALITIES

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  ISSUER:                Autonomy Corporation plc

  TICKER:                AU.                                   CUSIP:    G0669TAA9

  MEETING DATE:   7/26/2011                                                                                                             FOR/AGAINST

  PROPOSAL:                                                                             PROPOSED BY   VOTED?    VOTE CAST          MGMT

PROPOSAL #1: ASSENT TO THE APPOINTMENT OF BOFAML                ISSUER              NO               N/A                   N/A

TRUSTEES LIMITED AS SUCCESSOR TRUSTEE; AUTHORISE

TRUSTEE TO AGREE TO THE APPOINTMENT; DISCHARGE

TRUSTEE FROM ALL LIABILITY

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  ISSUER:                Fifth Third Bancorp

  TICKER:                FITB                                 CUSIP:    316773209

  MEETING DATE:   4/17/2012                                                                                                             FOR/AGAINST

  PROPOSAL:                                                                             PROPOSED BY   VOTED?    VOTE CAST          MGMT

PROPOSAL #1: ADOPT MAJORITY VOTING FOR UNCONTESTED            ISSUER             YES              FOR                   FOR

ELECTION OF DIRECTORS

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  ISSUER:                HealthSouth Corporation

  TICKER:                HLS                                   CUSIP:    421924408

  MEETING DATE:   5/3/2012                                                                                                               FOR/AGAINST

  PROPOSAL:                                                                             PROPOSED BY   VOTED?    VOTE CAST          MGMT

PROPOSAL #1.1: ELECT DIRECTOR JOHN W. CHIDSEY                      ISSUER             YES              FOR                   FOR

PROPOSAL #1.2: ELECT DIRECTOR DONALD L. CORRELL                  ISSUER             YES              FOR                   FOR

PROPOSAL #1.3: ELECT DIRECTOR YVONNE M. CURL                       ISSUER             YES              FOR                   FOR

PROPOSAL #1.4: ELECT DIRECTOR CHARLES M. ELSON                    ISSUER             YES              FOR                   FOR

PROPOSAL #1.5: ELECT DIRECTOR JAY GRINNEY                             ISSUER             YES              FOR                   FOR

PROPOSAL #1.6: ELECT DIRECTOR JON F. HANSON                         ISSUER             YES              FOR                   FOR

PROPOSAL #1.7: ELECT DIRECTOR LEO I. HIGDON, JR.                ISSUER             YES              FOR                   FOR

PROPOSAL #1.8: ELECT DIRECTOR JOHN E. MAUPIN, JR.               ISSUER             YES              FOR                   FOR

PROPOSAL #1.9: ELECT DIRECTOR L. EDWARD SHAW, JR.               ISSUER             YES              FOR                   FOR

PROPOSAL #2: RATIFY AUDITORS                                                   ISSUER             YES              FOR                   FOR

PROPOSAL #3: ADVISORY VOTE TO RATIFY NAMED EXECUTIVE         ISSUER             YES              FOR                   FOR

OFFICERS' COMPENSATION

                                                                          SIGNATURES

  Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

  VANGUARD CONVERTIBLE SECURITIES FUND

  By:     /s/F. William McNabb III

              F. William McNabb III*

              Chairman and Chief Executive Officer

  Date:   August 29, 2012

  *By:    /s/Heidi Stam

  Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012,

              see File Number 2-11444. Incorporated by Reference.